UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  028-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

 /s/David N. Goodson     Knoxville, TN     November 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $115,551 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      937    10138 SH       SOLE                    10138
ABBOTT LABS                    COM              002824100      949    13836 SH       SOLE                    13836
AIR PRODS & CHEMS INC          COM              009158106      785     9490 SH       SOLE                     9490
AT&T INC                       COM              00206r102     1056    28005 SH       SOLE                    28005
BROADCOM CORP                  CL A             111320107      833    24110 SH       SOLE                    24110
CHEVRON CORP NEW               COM              166764100     1128     9677 SH       SOLE                     9677
CISCO SYS INC                  COM              17275R102      930    48722 SH       SOLE                    48722
COMCAST CORP NEW               CL A             20030N101      954    26684 SH       SOLE                    26684
CONOCOPHILLIPS                 COM              20825c104      794    13881 SH       SOLE                    13881
DISNEY WALT CO                 COM DISNEY       254687106     1201    22976 SH       SOLE                    22976
DU PONT E I DE NEMOURS & CO    COM              263534109      957    19045 SH       SOLE                    19045
E M C CORP MASS                COM              268648102     1040    38134 SH       SOLE                    38134
EMERSON ELEC CO                COM              291011104      827    17138 SH       SOLE                    17138
EXELON CORP                    COM              30161n101     1077    30270 SH       SOLE                    30270
EXXON MOBIL CORP               COM              30231G102     1121    12254 SH       SOLE                    12254
GENERAL ELECTRIC CO            COM              369604103     1173    51668 SH       SOLE                    51668
GOOGLE INC                     CL A             38259p508     1661     2202 SH       SOLE                     2202
HOME DEPOT INC                 COM              437076102      994    16467 SH       SOLE                    16467
INTEL CORP                     COM              458140100      871    38425 SH       SOLE                    38425
ISHARES TR                     RUSSELL MIDCAP   464287499     4901    44249 SH       SOLE                    44249
ISHARES TR                     RUSSELL 2000     464287655     5163    61872 SH       SOLE                    61872
ISHARES TR                     MRTG PLS CAP IDX 464288539      860    57250 SH       SOLE                    57250
JOHNSON & JOHNSON              COM              478160104     1000    14512 SH       SOLE                    14512
MICROSOFT CORP                 COM              594918104      899    30206 SH       SOLE                    30206
ORACLE CORP                    COM              68389X105      891    28310 SH       SOLE                    28310
PARKER HANNIFIN CORP           COM              701094104      922    11037 SH       SOLE                    11037
PEPSICO INC                    COM              713448108      971    13716 SH       SOLE                    13716
PROCTER & GAMBLE CO            COM              742718109     1421    20488 SH       SOLE                    20488
SCHLUMBERGER LTD               COM              806857108      887    12265 SH       SOLE                    12265
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      464     6318 SH       SOLE                     6318
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5242   336248 SH       SOLE                   336248
SPDR S&P 500 ETF TR            TR UNIT          78462f103    36418   252956 SH       SOLE                   252956
SPDR SERIES TRUST              S&P PHARMAC      78464a722     1102    18436 SH       SOLE                    18436
SPDR SERIES TRUST              S&P BIOTECH      78464a870      947    10134 SH       SOLE                    10134
TARGET CORP                    COM              87612E106     1055    16619 SH       SOLE                    16619
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    12133   164743 SH       SOLE                   164743
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     6285   150657 SH       SOLE                   150657
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    11953   363543 SH       SOLE                   363543
WALGREEN CO                    COM              931422109      909    24934 SH       SOLE                    24934
WAL-MART STORES INC            COM              931142103      896    12135 SH       SOLE                    12135
ZIMMER HLDGS INC               COM              98956p102      944    13956 SH       SOLE                    13956